Note 11 - Commitments and Contingencies (Details)		12 Months Ended
	Feb. 25, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)
Note 11 - Commitments and Contingencies (Details) [Line Items]
Number of Vessels Under Construction				4
Payments to Acquire Property, Plant, and Equipment		$ 21,323,935	$ 5,978,062
Purchase Obligation, Due in Next Twelve Months				$ 40,840,000
Purchase Obligation, Due in Second Year				2,770,000
Purchase Obligation, Due in Third Year				$ 19,390,000
Subsequent Event [Member]
Note 11 - Commitments and Contingencies (Details) [Line Items]
Number of Vessels Under Construction	3
Number of Vessels Delivered	1
One Vessel [Member] | Subsequent Event [Member]
Note 11 - Commitments and Contingencies (Details) [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 21,350,000